Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net (loss) income	$ (8,736,566)	$ 11,319,952	$ 7,558,222
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	533,949	446,878	410,079
Loss from disposal of fixed assets	983	1,559
Allowance for doubtful accounts	419,353	(230,175)	98,102
Inventory reserve	15,774		(75,391)
Deferred income tax benefit	(605,278)	(668,341)	(9,886)
Short-term investments income	470,477	(239,549)
Changes in operating assets and liabilities:
Accounts receivable	(1,549,312)	(3,867,457)	(4,107,520)
Inventory, net	16,586	(451,634)	888,607
Advance to suppliers, net	2,681,214	(2,717,085)
Prepayment for advertising	7,385,695	(7,434,240)
Advances to related parties	236,982	(237,720)
Prepaid expenses and other current assets	(1,699,929)	(168,188)	12,407
Accounts payable	(1,896,621)	2,457,337	639,427
Taxes payable	(904,127)	(298,620)	731,518
Accrued expenses and other current liabilities	2,318,474	31,436	(30,408)
Net cash (used in) provided by operating activities	(1,312,346)	(2,055,847)	6,115,157
Cash flows from investing activities
Purchases of property and equipment	(93,703)	(444,505)	(51,798)
Proceeds from disposal of fixed assets	523
Prepayments made to a related party for purchase of property		(2,457,600)
Prepayments for construction in progress		(10,629,120)
Prepayment for acquisition	(3,814,925)
Payments for short-term investments		(15,330,660)
Redemption of short-term investments		1,801,927
Net cash used in investing activities	(3,908,105)	(27,059,958)	(51,798)
Cash flows from financing activities
Proceeds from short-term bank loans	4,272,716	4,300,800	1,427,000
Repayment of bank loans	(4,272,716)	(2,764,800)	(1,427,000)
Dividend payment
Gross proceeds from initial public offerings		28,750,000
Payment for deferred initial public offering costs		(2,792,543)	(441,064)
Proceeds from (prepayments for) related parties borrowings	3,317,943	(911,648)	911,200
Net cash provided by financing activities	3,317,943	26,581,809	470,136
Effect of exchange rate changes on cash	(463,942)	553,702	347,386
Net (decrease) increase in cash	(2,366,450)	(1,980,294)	6,880,881
Cash, beginning of year	8,077,908	10,058,202	3,177,321
Cash, end of year	5,711,458	8,077,908	10,058,202
Supplemental disclosure information
Cash paid for interest expense	199,852	149,303	157,528
Cash paid for income tax	$ 2,748,629	$ 3,271,219	$ 2,167,963